Stockholders' Equity (Detail 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Redeemable Convertible Preferred Stock Series A-1 [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 0.0100	$ 0.0100
Shares Designated	5,000,000	5,000,000
Shares Originally Issued	5,000,000	5,000,000
Shares Outstanding	0	0
Liquidation Preference	$ 0	$ 0
Redeemable Convertible Preferred Stock Series A-2 [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 1.6996	$ 1.6996
Shares Designated	1,176,748	1,176,748
Shares Originally Issued	1,176,748	1,176,748
Shares Outstanding	0	0
Liquidation Preference	$ 0	$ 0
Series B Convertible Preferred Share [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 1,000.00	$ 1,000.00
Shares Designated	2,750	2,750
Shares Originally Issued	2,750	2,750
Shares Outstanding	0	0
Liquidation Preference	$ 0	$ 0
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 1,000.00
Shares Designated	2,500
Shares Originally Issued	2,500
Shares Outstanding	2,500
Liquidation Preference	$ 2,500,000